Intangible and tangible assets - Facilities and equipment under leases (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tangible assets
Assets under leases
Right-of-use assets	$ 7,190	$ 7,113
Property, plant and equipment under finance leases			$ 1,698
Tangible assets | Gross value/Cost
Assets under leases
Right-of-use assets	11,011	9,068
Property, plant and equipment under finance leases			2,442
Tangible assets | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(3,821)	(1,955)
Property, plant and equipment under finance leases			(744)
Tangible assets | Exploration and production activities
Assets under leases
Right-of-use assets	1,461	1,965
Tangible assets | Exploration and production activities | Gross value/Cost
Assets under leases
Right-of-use assets	2,758	2,482
Tangible assets | Exploration and production activities | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(1,297)	(517)
Tangible assets | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	5,729	5,148
Tangible assets | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	8,253	6,586
Tangible assets | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(2,524)	(1,438)
Land | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	965	927
Land | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,187	1,031
Land | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(222)	(104)
Machinery, plant and equipment
Assets under leases
Property, plant and equipment under finance leases			1,173
Machinery, plant and equipment | Gross value/Cost
Assets under leases
Property, plant and equipment under finance leases			1,778
Machinery, plant and equipment | Depreciation, amortization and impairment
Assets under leases
Property, plant and equipment under finance leases			(605)
Machinery, plant and equipment | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	2,975	2,528
Machinery, plant and equipment | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	4,606	3,527
Machinery, plant and equipment | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(1,631)	(999)
Buildings
Assets under leases
Property, plant and equipment under finance leases			65
Buildings | Gross value/Cost
Assets under leases
Property, plant and equipment under finance leases			121
Buildings | Depreciation, amortization and impairment
Assets under leases
Property, plant and equipment under finance leases			(56)
Buildings | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	1,393	1,344
Buildings | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,778	1,545
Buildings | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(385)	(201)
Other
Assets under leases
Property, plant and equipment under finance leases			460
Other | Gross value/Cost
Assets under leases
Property, plant and equipment under finance leases			543
Other | Depreciation, amortization and impairment
Assets under leases
Property, plant and equipment under finance leases			$ (83)
Other | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	396	349
Other | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	682	483
Other | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	$ (286)	$ (134)